Related Parties - Schedule of Benefits to Senior Officers (Details) - Related Party [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Schedule of Benefits to Related Parties [Line Items]
Short-term benefits	$ 429	$ 602
No. of recipients	3	3